Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES
Net earnings	$ 1,043	$ 2,715	$ 1,642
Adjustments to reconcile net earnings to operating cash flows:
Depreciation and amortization	385	393	428
Stock-based compensation expense	95	65	54
Deferred income tax provision	(361)	708	470
Asset impairments	0	28	28
Market-based impacts to postemployment benefit plans	1,341	(1,561)	223
Other non-cash expense, net	67	138	159
Change in assets and liabilities:
Receivables, net	(22)	35	220
Inventories	(53)	235	21
Accounts payable	45	45	(241)
Other current assets	(41)	(9)	(61)
Other current liabilities	(164)	(217)	205
Change in pension and postretirement assets and liabilities, net	(315)	(532)	(113)
Net cash provided by operating activities	2,020	2,043	3,035
CASH (USED IN) / PROVIDED BY INVESTING ACTIVITIES
Capital expenditures	(535)	(557)	(440)
Proceeds from sale of property, plant and equipment	2	131	18
Other investing activities	(2)	0	0
Net cash used in investing activities	(535)	(426)	(422)
CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES
Dividends paid	(1,266)	(1,207)	0
Repurchase of common stock under share repurchase program	(740)	0	0
Proceeds from stock option exercises	115	96	14
Long-term debt proceeds	0	0	5,963
Net transfers to Mondelēz International	0	0	(7,210)
Other financing activities	25	(60)	(125)
Net cash used in financing activities	(1,866)	(1,171)	(1,358)
Effect of exchange rate changes on cash and cash equivalents	(12)	(15)	0
Cash and cash equivalents:
(Decrease) / increase	(393)	431	1,255
Balance at beginning of period	1,686	1,255	0
Balance at end of period	1,293	1,686	1,255
Cash paid:
Interest	487	481	152
Income taxes	$ 745	$ 799	$ 236